CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings / (Accumulated Deficit)
Balance of shares at Dec. 31, 2012			82,233,424
Balance at Dec. 31, 2012	$ 1,266,424		$ 822	$ 918,007	$ 194	$ 347,401
Net loss	(21,205)					(21,205)
Issuance of restricted stock and compensation cost, shares (Note 11(c))			607,946
Issuance of restricted stock and compensation cost, value (Note 11(c))	8,203		$ 6	8,197
Other comprehensive income / (loss)	(30)				(30)
Balance of shares at Dec. 31, 2013			82,841,370
Balance at Dec. 31, 2013	1,253,392		$ 828	926,204	164	326,196
Net loss	(10,268)					(10,268)
Issuance of series B preferred stock, shares		2,600,000
Issuance of series B preferred stock, value	62,698	$ 26		62,672
Issuance of restricted stock and compensation cost, shares (Note 11(c))			1,864,000
Issuance of restricted stock and compensation cost, value (Note 11(c))	7,744		$ 19	7,725
Dividends on series B preferred stock Note 11(a)	$ (5,080)					(5,080)
Stock repurchased and retired, shares (Note 11(d))	(2,845,549)		(2,845,549)
Stock repurchased and retired, value (Note 11(d))	$ (25,349)		$ (28)	(25,321)
Other comprehensive income / (loss)	(911)				(911)
Balance of shares at Dec. 31, 2014		2,600,000	81,859,821
Balance at Dec. 31, 2014	1,282,226	$ 26	$ 819	971,280	(747)	310,848
Net loss	(64,713)					(64,713)
Issuance of restricted stock and compensation cost, shares (Note 11(c))			1,100,000
Issuance of restricted stock and compensation cost, value (Note 11(c))	8,279		$ 10	8,269
Dividends on series B preferred stock Note 11(a)	$ (5,769)					(5,769)
Stock repurchased and retired, shares (Note 11(d))	(413,804)		(413,804)
Stock repurchased and retired, value (Note 11(d))	$ (2,673)		$ (4)	(2,669)
Other comprehensive income / (loss)	1,016				1,016
Balance of shares at Dec. 31, 2015		2,600,000	82,546,017
Balance at Dec. 31, 2015	$ 1,218,366	$ 26	$ 825	$ 976,880	$ 269	$ 240,366